UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03983

Columbia Oregon Intermediate Municipal Bond Fund, Inc.
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	8/31/06

Date of reporting period:	11/30/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

November 30, 2005 (Unaudited)	Columbia Oregon Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds – 98.1%
EDUCATION – 6.0%
Education – 6.0%
OR Facilities Authority
	Linfield College Project,
	Series 2005 A,
	5.000% 10/01/20	1,825,000	1,882,123
OR Health Sciences University
	Series 1996 A:
	Insured: MBIA
	(a) 07/01/09	1,530,000	1,343,401
	(a) 07/01/12	1,315,000	1,014,391
	(a) 07/01/14	2,550,000	1,777,146
	(a) 07/01/15	4,325,000	2,863,063
	(a) 07/01/21	12,515,000	6,150,747
OR Health, Housing, Educational & Cultural Facilities Authority
	Linfield College Project,
	Series 1998 A:
	4.650% 10/01/09	555,000	569,075
	5.500% 10/01/18	1,000,000	1,031,320
	Reed College Project,
	Series 1995 A:
	5.300% 07/01/11	500,000	514,990
	Insured: MBIA
	5.100% 07/01/10	900,000	945,207
OR Multnomah County Educational Facilities Authority
	University of Portland Project,
	Refunding,
	Series 1997:
	Insured: AMBAC
	5.000% 04/01/11	1,150,000	1,195,920
	5.750% 04/01/10	2,000,000	2,099,020
	Series 2000:
	5.700% 04/01/15	1,000,000	1,056,200
	6.000% 04/01/20	1,000,000	1,062,870
	6.000% 04/01/25	500,000	528,205
	Education Total		24,033,678
	EDUCATION TOTAL		24,033,678
HEALTH CARE – 11.8%
Continuing Care Retirement – 0.3%
OR Albany Hospital Facility Authority
	Mennonite Home Albany,
	Series 2004 PJ-A:
	4.750% 10/01/11	660,000	682,757
	5.000% 10/01/12	680,000	712,300
	Continuing Care Retirement Total		1,395,057

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – 11.3%
OR Benton County Hospital Facilities Authority
	Samaritan Health Services Project,
	Refunding,
	Series 1998:
	4.400% 10/01/07	220,000	222,660
	4.800% 10/01/11	245,000	252,397
	5.200% 10/01/17	2,255,000	2,319,493
OR Clackamas County Hospital Facility Authority
	Legacy Health System, IBC,
	Series 1999,
	Insured: MBIA
	5.500% 02/15/13	495,000	529,101
	Legacy Health System,
	Series 1999:
	5.000% 02/15/16	1,010,000	1,042,906
	5.500% 02/15/13	5,450,000	5,796,238
	5.500% 02/15/14	2,385,000	2,536,519
	Refunding,
	Series 2001:
	4.600% 05/01/10	885,000	915,347
	5.250% 05/01/21	4,890,000	5,120,074
	5.750% 05/01/12	2,000,000	2,190,920
	5.750% 05/01/16	1,500,000	1,616,760
OR Deschutes County Hospital Facilities Authority
	Cascade Health Services, Inc.,
	Series 2002:
	5.500% 01/01/22	2,000,000	2,103,180
	5.600% 01/01/27	5,550,000	5,825,835
	5.600% 01/01/32	2,000,000	2,091,860
OR Medford Hospital Facilities Authority
	Asante Health System,
	Series 1998 A:
	Insured: MBIA
	5.250% 08/15/10	1,500,000	1,577,055
	5.250% 08/15/11	800,000	839,616
OR Multnomah County Hospital Facilities Authority
	Providence Health System,
	Series 2004,
	5.250% 10/01/16	2,970,000	3,193,522
OR Salem Hospital Facility Authority
	Series 1998:
	5.000% 08/15/18	2,000,000	2,030,840

		Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
	5.250% 08/15/14	4,860,000	5,058,482
OR Umatilla County Hospital Facility Authority
	Catholic Health Initiatives,
	Series 2000 A,
	5.750% 12/01/20	285,000	306,164
	Hospitals Total		45,568,969
Nursing Homes – 0.2%
OR Clackamas County Hospital Facility Authority
	Odd Fellows Home,
	Refunding,
	Series 1998 A,
	5.875% 09/15/21	705,000	659,415
	Nursing Homes Total		659,415
	HEALTH CARE TOTAL		47,623,441
HOUSING – 5.0%
Assisted Living / Senior – 0.4%
OR Clackamas County Hospital Facility Authority
	Robison Jewish Home Project,
	Series 1996,
	6.250% 10/01/21	1,650,000	1,663,216
	Assisted Living / Senior Total		1,663,216
Multi - Family – 2.2%
OR Clackamas County Housing Authority
	Multi-Family Housing,
	Easton Ridge,
	Series 1996 A,
	5.800% 12/01/16	2,255,000	2,270,154
OR Housing & Community Services Department
	Multiple Purpose,
	Series 2005 A:
	Insured: FSA
	3.550% 01/01/13	1,000,000	978,120
	3.550% 07/01/13	1,000,000	973,720
	3.650% 01/01/14	1,000,000	974,920
	3.650% 07/01/14	1,000,000	971,920
OR Washington County Housing Authority
	Affordable Housing Pool,
	Series 2002 A:
	5.750% 07/01/23	1,000,000	1,021,870
	6.000% 07/01/23	1,000,000	1,028,490
PR Commonwealth of Puerto Rico Housing Finance Corp.
	Multi-Family Mortgage Portfolio A-1,
	Series 1990,

		Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Multi - Family – (continued)
	Insured: FHA
	7.500% 04/01/22	545,000	555,927
	Multi - Family Total		8,775,121
Single - Family – 2.4%
OR Housing & Community Services
	Department Mortgage Single Family Program:
	Series 1991 D,
	6.700% 07/01/13	370,000	370,555
	Series 1998 A,
	4.850% 07/01/10	135,000	139,694
	Series 1999 E,
	5.375% 07/01/21	2,960,000	3,060,551
	Series 1999 M, AMT,
	5.800% 07/01/12	190,000	197,355
	Series 2000 E:
	Insured: FHA
	5.700% 07/01/12	560,000	560,610
	5.800% 07/01/14	500,000	500,585
	6.000% 07/01/20	1,390,000	1,403,914
	Series 2001 J,
	5.150% 07/01/24	1,950,000	1,994,167
	Series 2001 Q:
	4.700% 07/01/15	595,000	607,668
	4.900% 07/01/17	585,000	597,753
OR Housing Finance Revenue
	Series 1977,
	Insured: FHA
	5.800% 07/01/09	150,000	150,227
	Single - Family Total		9,583,079
	HOUSING TOTAL		20,021,416
OTHER – 28.3%
Other – 0.9%
OR Health, Housing, Educational & Cultural Facilities Authority
	Goodwill Industries Lane County,
	Series 1998 A,
	6.650% 11/15/22(b)	3,635,000	3,628,748
	Other Total		3,628,748
Pool / Bond Bank – 0.3%
OR Economic Community Development Department
	Series 2000 A,
	Insured: MBIA
	5.375% 01/01/11	1,105,000	1,169,620
	Pool / Bond Bank Total		1,169,620

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed(c) – 27.1%
OR Board of Higher Education
	Series 2001 A:
	Pre-refunded 08/01/11:
	5.250% 08/01/14	1,225,000	1,316,054
	5.250% 08/01/16	4,550,000	4,888,201
	Lottery Education Project:
	Series 1999 A,
	Pre-refunded 04/01/11,
	Insured: FSA
	5.000% 04/01/14	2,705,000	2,885,883
	Series 1999 A,
	Pre-refunded 04/01/09,
	Insured: FSA
	5.250% 04/01/13	1,600,000	1,705,264
OR Clackamas County Hospital Facility Authority
	Kaiser Permanente,
	Series 1998 A,
	Escrowed to Maturity,
	5.375% 04/01/14	7,135,000	7,597,419
	Willamette View, Inc. Project,
	Series 1999 A,
	Pre-refunded 11/01/09,
	6.850% 11/01/15	1,480,000	1,653,293
OR Clackamas County
	School District No. 086,
	Series 2000,
	Pre-refunded 06/15/10,
	6.000% 06/15/16	2,350,000	2,593,437
	School District No. 108,
	Series 2001,
	Pre-refunded 06/15/11,
	Insured: FSA
	5.375% 06/15/15	1,055,000	1,146,374
	School District No. 12,
	North Clackamas,
	Series 1998,
	Pre-refunded 06/01/09:
	Insured: FGIC
	5.250% 06/01/11	1,000,000	1,059,150
	5.250% 06/01/15	2,750,000	2,912,663
	School District No. 62C,
	Series 2000,
	Pre-refunded 06/15/10,
	5.375% 06/15/17	1,250,000	1,347,500
	School District No. 7J,
	Lake Oswega,
	Series 2001,
	Pre-refunded 06/01/11:
	5.375% 06/01/15	2,450,000	2,661,509
	5.375% 06/01/16	1,295,000	1,406,797
	5.375% 06/01/17	2,535,000	2,753,847
OR Coos County
	School District No. 13,
	North Bend,
	Series 2002,
	Pre-refunded 06/15/12,

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed(c)– (continued)
	Insured: FSA
	5.500% 06/15/15	1,765,000	1,946,336
OR Department of Administrative Services
	Certificates of Participation,
	Series 1997 A,
	Pre-refunded 06/01/07,
	Insured: AMBAC
	5.300% 05/01/08	750,000	777,668
OR Department of Transportation
	Highway User Tax,
	Series 2002 A,
	Pre-refunded 11/15/12,
	5.500% 11/15/16	2,500,000	2,768,150
OR Deschutes County
	Certificates of Participation,
	Series 1998 A,
	Pre-refunded 06/01/09,
	5.050% 06/01/17	420,000	441,101
	School District No. 1,
	Series 2001 A,
	Pre-refunded 06/15/11,
	Insured: FSA
	5.500% 06/15/18	1,000,000	1,092,830
OR Jackson County
	School District No. 4,
	Phoenix-Talent,
	Series 2001,
	Pre-refunded 06/15/11,
	Insured: FSA
	5.500% 06/15/16	1,000,000	1,092,830
	School District No. 9,
	Eagle Point,
	Series 2000,
	Pre-refunded 06/15/11,
	5.625% 06/15/15	1,920,000	2,110,176
OR Josephine County
	School District No. 7,
	Grants Pass,
	Series 1995,
	Pre-refunded 06/01/07,
	Insured: FGIC
	5.700% 06/01/13	2,000,000	2,069,220
OR Linn County
	Community School District No. 9,
	Lebanon,
	Series 2001,
	Pre-refunded 06/15/13,
	Insured: FGIC
	5.550% 06/15/21	2,000,000	2,232,040
	Series 2001,
	Pre-refunded 06/15/13,
	Insured: FGIC
	5.250% 06/15/15	405,000	443,520

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed (c) – (continued)
OR Metro Washington Park Zoo
	Series 1996 A,
	Pre-refunded 01/15/07,
	5.300% 01/15/11	1,000,000	1,022,470
OR Multnomah County
	Certificates of Participation,
	Series 1998,
	Pre-refunded 08/01/08,
	4.550% 08/01/10	235,000	244,163
	School District No. 7,
	Reynolds,
	Series 2000:
	Pre-refunded 06/15/11:
	5.625% 06/15/14	2,670,000	2,934,463
	5.625% 06/15/17	1,000,000	1,099,050
	School District No. 40,
	Series 2001,
	Pre-refunded 12/01/10,
	Insured: FSA
	5.000% 12/01/14	1,790,000	1,908,605
OR Multnomah-Clackamas Counties
	Centennial School District No. 28-302,
	Series 2001,
	Pre-refunded 06/15/11:
	Insured: FGIC
	5.375% 06/15/16	2,055,000	2,232,984
	5.375% 06/15/17	2,280,000	2,477,471
	5.375% 06/15/18	2,490,000	2,705,659
OR North Clackamas Parks & Recreation District Facilities
	Escrowed to Maturity,
	Series 1993,
	5.700% 04/01/13	2,920,000	3,150,300
OR Northern Oregon Corrections
	Series 1997,
	Pre-refunded 09/15/07:
	Insured: AMBAC
	5.250% 09/15/12	1,000,000	1,032,930
	5.300% 09/15/13	1,000,000	1,033,800
OR Portland Arena Gas Tax
	Series 1996,
	Pre-refunded 06/01/06:
	Insured: FSA
	(a) 06/01/16	1,100,000	587,719
	(a) 06/01/17	2,320,000	1,159,930
OR Portland Community College District
	Series 2001 A,
	Pre-refunded 06/01/11:
	5.375% 06/01/14	1,925,000	2,091,185
	5.375% 06/01/16	2,705,000	2,938,523
	5.375% 06/01/17	2,540,000	2,759,278
OR Powell Valley Water District
	Series 2000,
	Pre-refunded 08/01/09,
	6.000% 02/01/15	620,000	673,165

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed (c) – (continued)
OR Salem Water & Sewer
	Series 2000,
	Pre-refunded 06/01/10,
	Insured: FSA
	5.300% 06/01/15	1,500,000	1,611,390
OR Umatilla County Hospital Facility Authority
	Catholic Health Initiatives,
	Series 2000 A,
	Escrowed to Maturity:
	5.750% 12/01/20	245,000	267,520
	6.000% 12/01/30	4,825,000	5,307,548
OR Washington & Clackamas Counties
	School District No. 23J,
	Tigard,
	Series 2002,
	Pre-refunded 06/15/12,
	Insured: MBIA
	5.375% 06/15/17	1,500,000	1,643,310
OR Washington County
	School District No. 15,
	Forest Grove,
	Series 2001,
	Pre-refunded 06/15/11:
	Insured: FSA
	5.375% 06/15/13	2,070,000	2,249,283
	5.375% 06/15/15	2,515,000	2,732,824
	School District No. 48J,
	Beaverton,
	Series 1999,
	Pre-refunded 06/01/09,
	Insured: FGIC
	5.100% 06/01/12	500,000	527,120
	Series 1998,
	Pre-refunded 08/01/08,
	5.250% 08/01/10	1,150,000	1,204,694
	Series 2001,
	Pre-refunded 01/01/11:
	5.125% 01/01/14	2,000,000	2,141,500
	5.125% 01/01/17	1,820,000	1,948,765
	5.125% 01/01/18	2,260,000	2,419,895
OR Washington, Multnomah & Yamhill Counties
	School District No. 1J,
	Series 1999,
	Pre-refunded 06/01/09,
	5.250% 06/01/14	500,000	529,575
	Series 2001,
	Pre-refunded 06/01/11,
	Insured: MBIA
	5.000% 06/01/13	1,500,000	1,601,670

		Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded / Escrowed (c) – (continued)
OR Yamhill County
	School District No. 029J,
	Series 2002,
	Pre-refunded 06/15/12,
	Insured: MBIA
	5.250% 06/15/16	2,535,000	2,758,942
VI Virgin Islands Public Finance Authority
	Series 1989 A,
	Escrowed to Maturity,
	7.300% 10/01/18	1,185,000	1,477,209
	Refunded / Escrowed Total		109,374,202
	OTHER TOTAL		114,172,570
OTHER REVENUE – 2.1%
Recreation – 2.1%
OR Board of Higher Education
	Lottery Education Project,
	Series 1999 B,
	Insured: FSA
	5.250% 04/01/15	1,315,000	1,395,517
	Series 2003 A:
	Insured: FSA
	5.000% 04/01/14	1,830,000	1,968,531
	5.000% 04/01/14	1,000,000	1,079,810
	5.250% 04/01/11	4,000,000	4,244,920
	Recreation Total		8,688,778
	OTHER REVENUE TOTAL		8,688,778
TAX - BACKED – 35.0%
Local Appropriated – 0.5%
OR Deschutes & Jefferson County
	School District No. 02J,
	Series 2004 B,
	Insured: FGIC
	(a) 06/15/22	2,335,000	1,089,114
OR Multnomah County
	Certificates of Participation,
	Series 1998,
	4.550% 08/01/10	765,000	790,406
	Local Appropriated Total		1,879,520
Local General Obligations – 19.8%
OR Aurora
	Series 1999,
	5.600% 06/01/24	1,205,000	1,261,201
OR Bend Municipal Airport Project
	Series 1999 B, AMT,
	5.375% 06/01/13	150,000	156,495
OR Benton & Linn Counties
	School District No. 509J,
	Corvallis,
	Series 2003,
	Insured: FSA
	5.000% 06/01/17	2,665,000	2,825,620

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Local General Obligations– (continued)
OR Canyonville South Umpqua Rural Fire District
	Series 2001,
	5.400% 07/01/31	610,000	611,653
OR Clackamas & Washington Counties
	School District No. 003JT,
	Series 2003,
	Insured: FGIC
	(a) 06/15/17	4,000,000	2,384,680
OR Clackamas Community College
	Series 2001,
	Insured: FGIC
	5.250% 06/15/15	1,500,000	1,610,685
OR Clackamas County
	School District No. 007J,
	Lake Oswego,
	Refunding,
	Series 2005,
	Insured: FSA
	5.250% 06/01/21	2,000,000	2,225,400
	School District No.108,
	Estacada,
	Series 2005,
	Insured: FSA
	5.500% 06/15/25	2,485,000	2,862,124
OR Columbia County
	School District No. 502,
	Deferred Interest,
	Series 1999:
	Insured: FGIC
	(a) 06/01/13	1,685,000	1,240,564
	(a) 06/01/14	1,025,000	716,075
OR Coos Bay
	Series 2000,
	4.900% 09/01/07	1,030,000	1,043,493
OR Crook County
	School District,
	Series 2002,
	Insured: FSA
	5.000% 02/01/14	2,860,000	3,054,480
OR Jackson County
	School District No. 009,
	Series 2005:
	Insured: MBIA
	5.500% 06/15/20	1,000,000	1,139,210
	5.500% 06/15/21	1,410,000	1,608,951
	School District No. 6,
	Central Point,
	Series 2000,
	6.000% 06/15/09	1,090,000	1,181,222

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Local General Obligations – (continued)
OR Jefferson County
	School District No. 509J,
	Madras School District,
	Series 2002,
	Insured: FGIC
	5.250% 06/15/18	1,075,000	1,152,937
OR Josephine County
	Unit School District,
	Three Rivers,
	Series 2005:
	Insured: FGIC
	5.000% 12/15/15	1,000,000	1,083,820
	5.000% 12/15/16	1,000,000	1,080,190
OR Lane County
	School District No. 19,
	Springfield,
	Refunding:
	Series 1997:
	Insured: FGIC
	6.000% 10/15/12	1,740,000	1,977,841
	6.000% 10/15/14	1,310,000	1,515,500
	School District No. 4J,
	Eugene,
	Refunding,
	Series 2002:
	5.000% 07/01/12	1,000,000	1,075,940
	5.250% 07/01/13	1,000,000	1,094,750
OR Lincoln County
	School District,
	Series 1995,
	Insured: FGIC
	5.600% 06/15/10	3,480,000	3,720,433
OR Linn Benton Community College
	Series 2001,
	Insured: FGIC
	(a) 06/15/13	1,000,000	741,080
	Series 2002,
	Insured: FGIC
	(a) 06/15/14	1,000,000	707,400
OR Linn County
	Community School District No. 9,
	Lebanon,
	Series 2001,
	Insured: FGIC
	5.250% 06/15/15	305,000	330,224
OR Madras Aquatic Center District
	Series 2005,
	5.000% 06/01/22	1,695,000	1,741,392
OR Metro
	Series 2002,
	5.250% 09/01/14	3,130,000	3,395,361
OR Multnomah-Clackamas Counties
	School District No. 10JT,
	Series 2003 A,
	Insured: FSA
	5.250% 06/11/12	1,000,000	1,090,100

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Local General Obligations – (continued)
OR Portland Limited Tax
	Series 2001 B:
	(a) 06/01/12	1,750,000	1,352,662
	(a) 06/01/13	1,500,000	1,103,550
	(a) 06/01/16	3,500,000	2,209,515
	(a) 06/01/18	4,000,000	2,292,000
	(a) 06/01/19	4,000,000	2,181,720
	(a) 06/01/20	4,000,000	2,068,280
OR Rogue Community College District
	Refunding,
	Series 2005:
	Insured: MBIA
	5.000% 06/15/16	2,065,000	2,230,074
	5.000% 06/15/17	1,255,000	1,347,531
OR Salem-Keizer
	School District No. 24J,
	Series 2004,
	Insured: FSA
	5.000% 06/15/18	2,000,000	2,122,660
OR Tualatin Hills Park & Recreation District
	Series 1998,
	Insured: FGIC
	5.750% 03/01/14	990,000	1,120,571
OR Washington & Clackamas Counties
	Deferred Interest,
	Series 1999 A,
	(a) 06/01/10	1,520,000	1,274,626
	School District No. 23J,
	Tigard,
	Series 2000,
	(a) 06/15/18	2,700,000	1,539,486
	Series 2005,
	Insured: MBIA
	5.000% 06/15/21	6,575,000	7,092,650
OR Washington County
	Series 2001,
	5.500% 06/01/16	2,785,000	3,020,973
	Criminal Justice Facilities,
	Refunding,
	Series 1998,
	5.000% 12/01/10	1,400,000	1,442,280
OR Washington, Multnomah & Yamhill Counties
	School District No. 1J,
	Series 1998,
	5.000% 11/01/13	1,100,000	1,187,945

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX – BACKED – (continued)
Local General Obligations – (continued)
OR Yamhill County
	School District No. 029J,
	Series 2005,
	Insured: FGIC
	5.500% 06/15/21	1,000,000	1,141,100
	School District No. 40,
	Series 1997,
	Insured: FGIC
	6.000% 06/01/09	500,000	541,780
	Local General Obligations Total		79,898,224
Special Property Tax – 7.1%
OR Hood River Urban Renewal Agency
	Series 1996,
	6.250% 12/15/11	1,120,000	1,160,118
OR Lebanon Urban Renewal Agency
	Series 1999,
	5.625% 06/01/19	1,000,000	1,047,780
	Series 2000:
	5.750% 06/01/15	1,120,000	1,161,126
	6.000% 06/01/20	1,580,000	1,657,041
OR Medford Urban Renewal
	Series 1996,
	5.875% 09/01/10	500,000	507,405
OR Portland Airport Way Urban Renewal & Redevelopment
	Convention Center,
	Series 2000 A:
	Insured: AMBAC
	5.750% 06/15/17	1,500,000	1,642,125
	5.750% 06/15/18	2,050,000	2,244,237
OR Portland Limited Tax
	Series 2003 A,
	3.400% 06/01/13	1,575,000	1,553,297
OR Portland River District Urban Renewal & Redevelopment
	Series 2003 A:
	Insured: AMBAC
	5.000% 06/15/17	1,500,000	1,590,780
	5.000% 06/15/18	3,070,000	3,251,713
	5.000% 06/15/20	2,000,000	2,110,220
OR Portland Urban Renewal & Redevelopment
	South Park Blocks,
	Series 2000 A:
	Insured: AMBAC
	5.750% 06/15/17	2,065,000	2,260,659
	5.750% 06/15/19	2,580,000	2,824,455

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
Special Property Tax – (continued)
OR Redmond Urban Renewal Agency
	Downtown Area B,
	Series 1999:
	5.650% 06/01/13	720,000	744,811
	5.850% 06/01/19	785,000	811,949
	South Airport Industrial Area A,
	Series 1999,
	5.700% 06/01/19	650,000	663,150
OR Seaside Urban Renewal Agency
	Greater Seaside Urban Renewal,
	Series 2001,
	5.250% 06/01/15	1,000,000	1,034,660
OR Veneta Urban Renewal Agency
	Series 2001:
	5.375% 02/15/16	700,000	738,241
	5.625% 02/15/21	1,100,000	1,154,450
OR Wilsonville Limited Tax Improvement
	Series 1998,
	5.000% 12/01/10	250,000	252,140
	Special Property Tax Total		28,410,357
State Appropriated – 3.8%
OR Department of Administrative Services
	Certificates of Participation,
	Refunding,
	Series 1999 A:
	Insured: AMBAC
	4.500% 05/01/12	1,020,000	1,052,120
	5.000% 05/01/13	4,240,000	4,470,571
	5.000% 05/01/14	1,000,000	1,054,380
	Series 2002 B,
	Insured: MBIA
	5.250% 05/01/10	840,000	897,448
	Series 2002 C:
	Insured: MBIA
	5.250% 11/01/15	1,000,000	1,076,160
	5.250% 11/01/17	5,000,000	5,344,750
	Series 2002 E,
	Insured: FSA
	5.000% 11/01/13	1,470,000	1,570,871
	State Appropriated Total		15,466,300
State General Obligations – 3.8%
OR Board of Higher Education
	Deferred Interest,
	Series 2001 A,
	(a) 08/01/17	1,050,000	626,682
	Series 1996 A,
	(a) 08/01/14	490,000	339,918

		Par ($)	Value ($)
Municipal Bonds – (continued)
TAX - BACKED – (continued)
State General Obligations – (continued)
	Series 2001 A:
	5.250% 08/01/14	255,000	274,077
	5.250% 08/01/16	780,000	835,099
	Series 2004 A,
	5.000% 08/01/12	2,075,000	2,228,592
	Series 2004 D,
	5.000% 08/01/24	3,620,000	3,780,221
OR Elderly & Disabled Housing
	Series 2001 B,
	4.950% 08/01/20	985,000	1,005,823
OR State
	Series 1980,
	9.200% 10/01/08	385,000	444,290
	Series 2002 A,
	5.250% 10/15/15	1,735,000	1,883,811
OR Veterans Welfare
	Series 1980,
	8.000% 07/01/08	580,000	645,337
	Series 1995,
	5.850% 10/01/15	300,000	306,303
OR Veterans Welfare
	Series 2000 80A,
	5.700% 10/01/32	1,740,000	1,749,239
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
	Series 2004 A,
	5.000% 07/01/30	1,000,000	1,036,840
	State General Obligations Total		15,156,232
	TAX - BACKED TOTAL		140,810,633
TRANSPORTATION – 2.6%
Airports – 0.5%
OR Eugene Airport
	Refunding,
	AMT,
	Series 2000:
	5.650% 05/01/07	555,000	568,320
	5.700% 05/01/08	515,000	535,739
OR Port of Portland International Airport
	Refunding,
	Series 1998 12B,
	Insured: FGIC
	5.250% 07/01/12	1,000,000	1,051,320
	Airports Total		2,155,379

		Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Ports – (continued)
Ports – 0.7%
OR Port Morrow
	Series 2000,
	6.700% 06/01/20	2,000,000	2,004,600
OR Port of St. Helens
	Series 1999:
	5.600% 08/01/14	315,000	321,854
	5.750% 08/01/19	425,000	435,685
	Ports Total		2,762,139
Transportation – 1.4%
OR Tri-County Metropolitan Transportation District
	Series 1999 1,
	5.400% 06/01/19	4,200,000	4,363,254
	Series 2003 A,
	5.000% 09/01/15	1,000,000	1,064,300
	Transportation Total		5,427,554
	TRANSPORTATION TOTAL		10,345,072
UTILITIES – 7.3%
Investor Owned – 2.2%
OR Port of St. Helens Pollution Control
	Portland General Electric Co.,
	Series 1985 A,
	4.800% 04/01/10	5,195,000	5,253,859
	Series 1985 B,
	4.800% 06/01/10	3,500,000	3,541,230
	Investor Owned Total		8,795,089
Municipal Electric – 3.2%
OR Emerald Peoples Utility District
	Series 1996:
	Insured: FGIC
	7.350% 11/01/10	2,160,000	2,517,135
	7.350% 11/01/11	2,000,000	2,381,300
	7.350% 11/01/12	2,490,000	3,019,922
	7.350% 11/01/13	2,675,000	3,302,582
	Series 2003 A,
	Insured: FSA
	5.250% 11/01/20	605,000	652,474
OR Eugene Electric Utilities System
	Refunding,
	Series 2001 B,
	Insured: FSA
	5.250% 08/01/13	1,040,000	1,117,802
	Municipal Electric Total		12,991,215

		Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – 1.9%
OR Myrtle Point Water
	Series 2000,
	6.000% 12/01/20	510,000	538,483
OR Portland Sewer System
	Refunding,
	Series 1997 A,
	Insured: FGIC
	5.000% 06/01/12	2,835,000	2,901,027
OR Sheridan Water
	Refunding,
	Series 1998,
	5.350% 04/01/18	300,000	309,147
	Series 2000:
	6.200% 05/01/15	625,000	667,244
	6.450% 05/01/20	520,000	557,071
OR Washington County Housing Authority
	Clean Water Services Sewer,
	Series 2004 Lien,
	Insured: MBIA
	5.000% 10/01/13	2,310,000	2,493,784
	Water & Sewer Total		7,466,756
	UTILITIES TOTAL		29,253,060

	Total Municipal Bonds (cost of $379,408,622)		394,948,648
Short-Term Obligations – 0.6%
VARIABLE RATE DEMAND NOTES (d) – 0.6%
FL Pinellas County Health Facility Authority
	Pooled Hospital Loan Program,
	Series 1985,
	LOC: Wachovia Bank N.A.
	2.610% 12/01/15	1,100,000	1,100,000
IA Woodbury County Educational Facility
	Siouxland Medical Educational Foundation, Inc.,
	Series 1996,
	LOC: U.S. Bank N.A.
	3.040% 11/01/16	100,000	100,000
KY Breckinridge County Lease Program
	Series 2002,
	3.000% 02/01/32	2,000	2,000
MS Jackson County Pollution Control
	Chevron Corp.,
	Series 1992,
	2.600% 12/01/16	1,300,000	1,300,000
WY Uinta County
	Chevron Corp.,
	Series 1992,

Short-Term Obligations – (continued)
VARIABLE RATE DEMAND NOTES (d) – (continued)
	2.600% 12/01/22	100,000	100,000
	VARIABLE RATE DEMAND NOTES TOTAL		2,602,000

		Total Short-Term Obligations (cost of $2,602,000)	2,602,000

		Total Investments – 98.7% (cost of $382,010,622)(e)(f)	397,550,648

		Other Assets & Liabilities, Net – 1.3%	5,148,671

		Net Assets – 100.0%	402,699,319

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	Zero coupon bond.

(b)

Denotes a restricted security, which is subject to restrictions with the SEC or is required to be exempted from such registration prior to resale. At November 30, 2005, the value of this security, which is not illiquid,  represents 0.9% of net assets.

		Acquisition	Acquisition
	Security	Date	Cost
OR Health, Housing,
Educational & Cultural Facilities Authority,

	Goodwill Industries Lane County, Series 1998 A, 6.650% 11/15/22	06/17/98	$3,635,000

(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.

(d)

Variable rate demand notes.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rates as of November 30, 2005.

(e)	Cost for federal income tax purposes is $382,160,737.

(f)	Unrealized appreciation and depreciation at November 30, 2005, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$16,248,997	$(708,971)	$15,540,026

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance, Inc.
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.

At November 30, 2005, the composition of the Fund by revenue source is as follows:

% of
Holdings By Revenue Source	Net Assets
Tax-Backed	35.0%
Other	28.3
Health Care	11.8
Utilities	7.3
Education	6.0
Housing	5.0
Transportation	2.6
Other Revenue	2.1
Short-Term Obligations	0.6
Other Assets & Liabilities, Net	1.3
100.0%

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on his evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Oregon Intermediate Municipal Bond Fund, Inc.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	January 25, 2006

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	January 25, 2006